Average Annual Total Returns		12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.15%	13.15%		14.29%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.81%	6.09%		9.62%
Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper Small-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Return, Percent		7.14%	7.93%		9.63%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.91%	7.26%		10.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%		14.82%
Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper Large-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Return, Percent		17.72%	13.65%		13.84%
Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.97%	0.96%		2.29%
Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)
Average Annual Return, Percent		15.28%	7.98%		9.33%
Bloomberg U.S.Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper Short Intermediate Investment-Grade Debt Funds Index (reflects no deduction for taxes)
Average Annual Return, Percent		6.55%	1.91%		2.67%
MSCI/EAFE® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI/EAFE® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		31.89%	9.47%	9.56%
Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Lipper International Large-Cap Core Funds Index (reflects no deduction for taxes)
Average Annual Return, Percent		32.15%	9.32%	8.82%
LKCM Small Cap Equity Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.29%	7.41%		11.05%
LKCM Small Cap Equity Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.09%	5.69%		8.68%
LKCM Small Cap Equity Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.47%	5.63%		8.39%
LKCM Small-Mid Cap Equity Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.28%	6.59%		10.42%
LKCM Small-Mid Cap Equity Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.79%	5.14%		8.02%
LKCM Small-Mid Cap Equity Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.21%	4.96%		7.79%
LKCM Equity Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.36%	8.06%		11.94%
LKCM Equity Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.37%	6.67%		10.48%
LKCM Equity Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.58%	6.21%		9.57%
LKCM Balanced Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.44%	5.56%		8.35%
LKCM Balanced Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		6.88%	4.46%		7.23%
LKCM Balanced Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.96%	4.21%		6.58%
LKCM Fixed Income Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.66%	1.40%		2.41%
LKCM Fixed Income Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.11%	0.48%		1.50%
LKCM Fixed Income Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.92%	0.70%		1.47%
LKCM International Equity Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		21.87%	6.82%	8.61%
Performance Inception Date	May 01, 2019
LKCM International Equity Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		21.69%	6.57%	8.42%
LKCM International Equity Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		13.42%	5.48%	7.01%
LKCM Aquinas Catholic Equity Fund Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.72%	7.20%		10.88%
LKCM Aquinas Catholic Equity Fund Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.30%	5.54%		8.69%
LKCM Aquinas Catholic Equity Fund Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.01%	5.51%		8.38%